LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS EQUITY
LIMITED PARTNERS' EQUITY
Limited partners’ equity
As at December 31, 2019, 178,977,800 LP Units were outstanding (December 31, 2018: 178,821,204 LP Units) including 56,068,944 LP Units (December 31, 2018: 56,068,944 LP Units) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.
During the year ended December 31, 2019, 176,596 LP Units (2018: 289,641 LP Units) were issued under the distribution reinvestment plan at a total cost of $6 million (2018: $8 million).
As at December 31, 2019, Brookfield Asset Management’s direct and indirect interest of 185,727,567 LP Units and Redeemable/Exchangeable partnership units represents approximately 60% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 40% is held by public investors.
On an unexchanged basis, Brookfield holds a 31% direct limited partnership interest in Brookfield Renewable, a 42% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units and a direct 1% GP interest in BRELP as at December 31, 2019.
In December 2019, Brookfield Renewable terminated its existing normal course issuer bid, which was set to expire on December 30, 2019, and entered into a new normal course issuer bid in connection with its LP Units. Under the new normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 8.9 million LP Units, representing approximately 5% of the issued and outstanding LP Units, for capital management purposes. The bid will expire on December 11, 2020, or earlier should Brookfield Renewable complete its repurchases prior to such date. Unitholders may receive a copy of the Notice of Intention for the normal course issuer bid, free of charge, by contacting Brookfield Renewable. Brookfield Renewable repurchased 20,000 LP Units (2018: 1,856,798 LP Units) on December 28, 2018 on the Toronto Stock Exchange and New York Stock Exchange at a total cost of less than $1 million (2018: $51 million) that were canceled on January 31, 2019.
Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018
Brookfield	$116	$110
External LP Unitholders	254	245
	$370	$355

In February 2020, distributions to unitholders were increased to $2.17 per LP Unit on an annualized basis, an increase of $0.11 per LP Unit, which will take effect on the distribution payable in March 2020.